Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,376,000
Previously Paid Amount	0.00
Total Fee Amount	328.13
Total Offset Amount	0.00
Net Fee	328.13
Narrative - Max Aggregate Offering Price	$ 2,376,000
Final Prospectus	true